PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.3%
Issuer Shares Value ($)
Australia  10.4%
AGL Energy Ltd. 4,850 57,807
BHP Group Ltd. 2,087 55,004
BHP Group PLC 2,041 44,334
Computershare Ltd. 5,923 57,046
Fortescue Metals Group Ltd. 6,491 81,044
Newcrest Mining Ltd. 969 24,447
Qantas Airways Ltd. 25,549 59,182
Rio Tinto Ltd. 825 60,348
Total 439,212
Canada  9.9%
Atco Ltd. Class I 1,485 46,207
Canadian Tire Corp. Ltd. Class A 459 42,316
Canadian Utilities Ltd. Class A 1,558 39,965
CCL Industries, Inc. Class B 727 24,184
George Weston Ltd. 398 30,060
Gildan Activewear , Inc. 2,677 47,505
Imperial Oil Ltd. 1,672 26,150
Loblaw Cos. Ltd. 603 31,282
Magna International, Inc. 1,137 52,551
Open Text Corp. 957 43,074
Quebecor, Inc. Class B 1,419 32,374
Total 415,668
China  0.9%
BOC Hong Kong Holdings Ltd. 13,076 36,443
Denmark  3.8%
AP Moller - Maersk A/S Class A 22 26,144
Carlsberg A/S Class B 355 52,303
Pandora A/S 1,316 83,594
Total 162,041
Finland  0.7%
UPM- Kymmene OYJ 1,112 29,757
France  4.6%
Legrand SA 331 25,630
Publicis Groupe SA
(a)
2,063 66,476
Schneider Electric SE 302 35,083
Valeo SA 2,568 66,017
Total 193,206
Germany  1.4%
HOCHTIEF AG 738 60,215
Hong Kong  2.8%
Kerry Properties Ltd. 20,945 49,834
PCCW Ltd. 81,455 45,929
Swire Properties Ltd. 8,893 20,540
Total 116,303
Ireland  0.8%
CRH PLC 970 35,282
Italy  2.8%
Enel SpA 6,972 63,721
Telecom Italia Spa-RSP 130,324 52,212
Total 115,933
Japan  44.9%
Alfresa Holdings Corp. 2,556 52,266
Asahi Kasei Corp. 4,538 32,272
Astellas Pharma, Inc. 2,118 33,053
Chiba Bank Ltd. (The) 6,473 29,509
Dai-ichi Life Holdings, Inc. 3,148 36,622
Daiwa House Industry Co. Ltd. 1,485 32,753
ENEOS Holdings, Inc. 7,300 25,353
Fuji Electric Co. Ltd. 1,321 35,858
FUJIFILM Holdings Corp. 1,015 45,283
Hitachi Ltd. 1,332 39,407
Common Stocks (continued)
Issuer Shares Value ($)
Honda Motor Co. Ltd. 1,117 26,665
Hoshizaki Corp. 296 22,509
Idemitsu Kosan Co. Ltd. 2,351 48,474
Isuzu Motors Ltd. 5,366 43,621
ITOCHU Corp. 2,008 43,681
Kamigumi Co. Ltd. 1,907 34,594
KDDI Corp. 708 21,823
Kirin Holdings Co. Ltd. 2,135 41,072
Kyushu Electric Power Co., Inc. 4,005 33,486
Lawson, Inc. 557 27,658
Marubeni Corp. 12,941 59,362
Mazda Motor Corp. 6,743 37,691
Medipal Holdings Corp. 2,388 43,907
Mitsubishi Chemical Holdings Corp. 8,784 47,006
Mitsubishi Corp. 2,059 41,275
Mitsubishi Heavy Industries Ltd. 2,337 54,076
Mitsubishi UFJ Financial Group, Inc. 12,841 47,755
Mitsubishi UFJ Lease & Finance Co. Ltd. 10,422 43,865
Mitsui Chemicals, Inc. 2,192 41,589
MS&AD Insurance Group Holdings, Inc. 1,554 38,743
Nikon Corp. 5,756 39,959
Nippon Telegraph & Telephone Corp. 1,067 24,659
Nomura Holdings, Inc. 5,796 26,845
ORIX Corp. 4,396 47,232
Otsuka Corp. 694 35,839
Persol Holdings Co. Ltd. 3,636 46,013
Resona Holdings, Inc. 16,462 53,529
Sekisui House Ltd. 1,884 34,177
Shionogi & Co. Ltd. 710 42,031
Showa Denko KK 2,568 52,851
Sompo Holdings, Inc. 873 28,528
Sumitomo Dainippon Pharma Co. Ltd. 2,423 30,159
Sumitomo Mitsui Financial Group, Inc. 1,996 52,859
Sumitomo Mitsui Trust Holdings, Inc. 1,511 38,729
Suzuken Co. Ltd. 1,083 38,360
Taiheiyo Cement Corp. 1,482 32,029
Tokyo Century Corp. 726 40,307
Toyota Tsusho Corp. 2,411 60,611
Total 1,885,945
Netherlands  4.6%
Heineken Holding NV 471 40,853
Koninklijke Ahold Delhaize NV 2,130 61,633
NN Group NV 1,817 66,607
Wolters Kluwer NV 305 24,114
Total 193,207
Singapore  1.5%
DBS Group Holdings Ltd. 1,871 26,974
Oversea-Chinese Banking Corp. Ltd. 5,695 35,550
Total 62,524
Spain  5.0%
ACS Actividades de Construccion y
Servicios SA 2,709 62,626
Banco Bilbao Vizcaya Argentaria SA 16,334 50,934
Repsol SA 5,467 42,538
Telefonica SA 13,462 56,480
Total 212,578
Switzerland  2.2%
Novartis AG 499 41,398
Sonova Holding AG
(a)
113 25,539
Swiss Life Holding AG 74 27,080
Total 94,017

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
July 31, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
United Kingdom  3.0%
3i Group PLC 3,673 42,886
Imperial Brands PLC 2,100 35,170
Wm Morrison Supermarkets PLC 19,372 47,508
Total 125,564
Total Common Stocks
(Cost $4,717,396) 4,177,895
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.047%
(b)
11,000 11,000
Total Money Market Funds
(Cost $11,000) 11,000
Total Investments in Securities
(Cost $4,728,396) 4,188,895
Other Assets & Liabilities, Net 14,882
Net Assets 4,203,777
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.